                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07245

                          Morgan Stanley Balanced Fund
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
(Address of principal executive offices)                              (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: January 31, 2008

Date of reporting period: October 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY BALANCED FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2007 (UNAUDITED)

NUMBER OF
  SHARES                                                                  VALUE
---------                                                             ------------
           COMMON STOCKS (68.2%)
           Aerospace & Defense (1.1%)
   64,070  Raytheon Co.                                               $  4,075,493
                                                                      ------------
           Beverages: Non-Alcoholic (1.6%)
   98,510  Coca-Cola Co. (The)                                           6,083,978
                                                                      ------------
           Cable/Satellite TV (0.5%)
   87,531  Comcast Corp. (Class A) *                                     1,842,528
                                                                      ------------
           Casino/Gaming (0.0%)
    4,685  Fitzgeralds Gaming Corp. + (a) *                                      0
                                                                      ------------
           Chemicals: Major Diversified (2.8%)
  113,630  Bayer AG (ADR) (Germany)                                      9,462,595
   30,560  Du Pont (E.I.) de Nemours & Co.                               1,513,026
                                                                      ------------
                                                                        10,975,621
                                                                      ------------
           Computer Communications (0.5%)
   54,100  Cisco Systems, Inc. *                                         1,788,546
                                                                      ------------
           Computer Peripherals (0.2%)
   30,400  EMC Corp. *                                                     771,856
                                                                      ------------
           Computer Processing Hardware (0.7%)
   54,392  Hewlett-Packard Co.                                           2,810,979
                                                                      ------------
           Discount Stores (2.0%)
  168,460  Wal-Mart Stores, Inc.                                         7,616,077
                                                                      ------------
           Drugstore Chains (0.2%)
  168,300  Rite Aid Corp.                                                  658,053
                                                                      ------------
           Electric Utilities (3.9%)
  114,530  American Electric Power Co., Inc.                             5,521,491
   52,420  Entergy Corp.                                                 6,283,585
   46,900  FirstEnergy Corp.                                             3,268,930
                                                                      ------------
                                                                        15,074,006
                                                                      ------------

           Finance/Rental/Leasing (1.4%)
  100,645  Freddie Mac                                                   5,256,688
                                                                      ------------
           Financial Conglomerates (3.5%)
  136,604  Citigroup, Inc. (Note 4)                                      5,723,708
  167,901  JPMorgan Chase & Co.                                          7,891,347
                                                                      ------------
                                                                        13,615,055
                                                                      ------------
           Food: Major Diversified (2.5%)
   56,600  ConAgra Foods Inc.                                            1,343,118
   98,167  Kraft Foods Inc. (Class A)                                    3,279,759
  154,770  Unilever N.V. (NY Registered Shares) (Netherlands)            5,023,834
                                                                      ------------
                                                                         9,646,711
                                                                      ------------
           Food: Specialty/Candy (1.1%)
   77,340  Cadbury Schweppes PLC (ADR) (United Kingdom)                  4,117,582
                                                                      ------------
           Home Furnishings (0.2%)
   26,930  Newell Rubbermaid, Inc.                                         785,279
                                                                      ------------
           Home Improvement Chains (0.5%)
   62,070  Home Depot, Inc. (The)                                        1,955,826
                                                                      ------------
           Household/Personal Care (1.6%)
   33,980  Estee Lauder Companies, Inc. (The) (Class A)                  1,491,722
   20,180  Kimberly-Clark Corp.                                          1,430,560
   47,120  Procter & Gamble Co. (The)                                    3,275,782
                                                                      ------------
                                                                         6,198,064
                                                                      ------------
           Industrial Conglomerates (4.1%)
  191,010  General Electric Co.                                          7,861,972
   42,270  Siemens AG (ADR) (Germany)                                    5,764,360
   50,577  Tyco International Ltd. (Bermuda)                             2,082,255
                                                                      ------------
                                                                        15,708,587
                                                                      ------------
           Insurance Brokers/Services (1.5%)
  218,286  Marsh & McLennan Companies, Inc.                              5,651,425
                                                                      ------------
           Integrated Oil (3.4%)
   49,366  ConocoPhillips                                                4,194,135
   36,310  Exxon Mobil Corp.                                             3,340,157
   64,610  Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)        5,654,021
                                                                      ------------
                                                                        13,188,313
                                                                      ------------
           Internet Software/Services (1.0%)
  128,808  Yahoo! Inc. *                                                 4,005,929
                                                                      ------------
           Investment Banks/Brokers (1.1%)

  111,680  Charles Schwab Corp. (The)                                    2,595,443
   23,649  Merrill Lynch & Co., Inc.                                     1,561,307
                                                                      ------------
                                                                         4,156,750
                                                                      ------------
           Life/Health Insurance (0.4%)
   68,000  Aegon N.V. (NY Registered Shares) (Netherlands)               1,404,880
                                                                      ------------
           Major Banks (1.3%)
   51,087  Bank of America Corp.                                         2,466,480
   36,386  PNC Financial Services Group, Inc.                            2,625,614
                                                                      ------------
                                                                         5,092,094
                                                                      ------------
           Major Telecommunications (3.5%)
   27,406  Embarq Corp.                                                  1,450,326
   79,320  France Telecom S.A. (ADR) (France)                            2,934,840
   77,380  Sprint Nextel Corp.                                           1,323,198
  170,657  Verizon Communications, Inc.                                  7,862,168
                                                                      ------------
                                                                        13,570,532
                                                                      ------------
           Managed Health Care (0.4%)
   31,290  CIGNA Corp.                                                   1,642,412
                                                                      ------------
           Media Conglomerates (3.2%)
  373,050  Time Warner, Inc.                                             6,811,893
  133,187  Viacom Inc. (Class B) *                                       5,499,291
                                                                      ------------
                                                                        12,311,184
                                                                      ------------
           Medical Specialties (1.3%)
   37,160  Applera Corp. - Applied Biosystems Group                      1,380,122
  124,170  Boston Scientific Corp. *                                     1,722,238
   41,997  Covidien Ltd.                                                 1,747,075
                                                                      ------------
                                                                         4,849,435
                                                                      ------------
           Motor Vehicles (0.4%)
   40,730  Honda Motor Co., Ltd. (ADR) (Japan)                           1,524,524
                                                                      ------------
           Multi-Line Insurance (0.8%)
   30,510  Hartford Financial Services Group, Inc. (The)                 2,960,385
                                                                      ------------
           Oil & Gas Pipelines (0.5%)
   49,370  Williams Companies, Inc. (The)                                1,801,511
                                                                      ------------
           Oil & Gas Production (1.3%)
   12,780  Devon Energy Corp.                                            1,193,652
   54,990  Occidental Petroleum Corp.                                    3,797,060
                                                                      ------------
                                                                         4,990,712
                                                                      ------------
           Oilfield Services/Equipment (1.0%)
   41,500  Schlumberger Ltd. (Netherlands Antilles)                      4,007,655
                                                                      ------------

           Other Consumer Specialties (0.2%)
    8,372  Fortune Brands, Inc.                                            701,322
                                                                      ------------
           Packaged Software (0.6%)
   30,800  Oracle Corp. *                                                  682,836
   89,047  Symantec Corp. *                                              1,672,303
                                                                      ------------
                                                                         2,355,139
                                                                      ------------
           Pharmaceuticals: Major (9.8%)
  124,320  Abbott Laboratories                                           6,790,358
  196,270  Bristol-Myers Squibb Co.                                      5,886,137
   89,320  Eli Lilly & Co.                                               4,836,678
   34,960  Novartis AG (ADR) (Switzerland)                               1,858,823
   84,000  Pfizer, Inc.                                                  2,067,240
   37,160  Roche Holdings AG (ADR) (Switzerland)                         3,175,322
  271,600  Schering-Plough Corp.                                         8,289,232
   99,770  Wyeth                                                         4,851,815
                                                                      ------------
                                                                        37,755,605
                                                                      ------------
           Precious Metals (1.0%)
   78,150  Newmont Mining Corp.                                          3,974,709
                                                                      ------------
           Property - Casualty Insurers (3.0%)
   77,610  Chubb Corp. (The)                                             4,140,494
   94,732  Travelers Companies, Inc. (The)                               4,945,958
   34,640  XL Capital Ltd. (Class A) (Cayman Islands)                    2,492,348
                                                                      ------------
                                                                        11,578,800
                                                                      ------------
           Restaurants (0.7%)
   24,910  McDonald's Corp.                                              1,487,127
   51,900  Starbucks Corp. *                                             1,384,692
                                                                      ------------
                                                                         2,871,819
                                                                      ------------
           Semiconductors (1.3%)
  131,506  Intel Corp.                                                   3,537,511
  138,890  Micron Technology, Inc. *                                     1,459,734
                                                                      ------------
                                                                         4,997,245
                                                                      ------------
           Specialty Stores (0.4%)
   73,549  Office Depot, Inc. *                                          1,379,779
                                                                      ------------
           Telecommunication Equipment (0.9%)
  378,280  Alcatel-Lucent (ADR) (France)                                 3,665,533
                                                                      ------------
           Tobacco (1.0%)
   50,970  Altria Group, Inc.                                            3,717,242
                                                                      ------------
           TOTAL COMMON STOCKS
              (Cost $221,511,295)                                      263,135,863
                                                                      ------------

PRINCIPAL
AMOUNT IN                                                               COUPON         MATURITY
THOUSANDS                                                                RATE            DATE
---------                                                             ----------  -----------------
           CORPORATE BONDS (7.1%)
           Aerospace & Defense (0.1%)
$     516  Systems 2001 Asset Trust - 144A** (Cayman Islands)            6.664%       09/15/13            531,088
                                                                                                     ------------
           Airlines (0.1%)
      424  America West Airlines, Inc. (Series 01-1)                      7.10        04/02/21            441,096
                                                                                                     ------------
           Beverages: Alcoholic (0.2%)
      350  FBG Finance Ltd. - 144A** (Australia)                         5.125        06/15/15            340,760
      440  Miller Brewing Co. - 144A**                                    4.25        08/15/08            436,989
                                                                                                     ------------
                                                                                                          777,749
                                                                                                     ------------
           Cable/Satellite TV (0.1%)
      230  Comcast Cable Communications, Inc.                             6.75        01/30/11            239,933
       60  Comcast LCI Holdings                                          7.625        02/15/08             60,335
                                                                                                     ------------
                                                                                                          300,268
                                                                                                     ------------
           Chemicals: Major Diversified (0.1%)
      240  ICI Wilmington Inc.                                           4.375        12/01/08            239,082
                                                                                                     ------------
           Department Stores (0.0%)
       50  Federated Department Stores, Inc.                             6.625        09/01/08             50,416
       80  May Department Stores Co.                                      5.95        11/01/08             80,091
                                                                                                     ------------
                                                                                                          130,507
                                                                                                     ------------
           Drugstore Chains (0.2%)
      180  CVS Caremark Corp.                                             5.75        06/01/17            179,401
      110  CVS Corp.                                                      5.75        08/15/11            112,126
      295  CVS Lease Pass Through - 144A**                               6.036        12/10/28            290,489
                                                                                                     ------------
                                                                                                          582,016
                                                                                                     ------------
           Electric Utilities (0.8%)
      320  Arizona Public Service Co.                                     5.80        06/30/14            321,478
      360  Carolina Power & Light Co.                                    5.125        09/15/13            356,944
       95  CenterPoint Energy Resources, Corp.                            6.25        02/01/37             91,501
       55  CenterPoint Energy Resources, Corp. (Series B)                7.875        04/01/13             60,376
      125  Consolidated Natural Gas Co. (Series C)                        6.25        11/01/11            129,051
      200  Consumers Energy Co. (Series H)                                4.80        02/17/09            199,740
      165  Detroit Edison Co. (The)                                      6.125        10/01/10            170,475
      145  Entergy Gulf States, Inc.                                      3.60        06/01/08            143,277
      285  Entergy Gulf States, Inc.                                      5.98        12/01/09            282,906

      120  Ohio Edison Co.                                                6.40        07/15/16            123,251
      330  Ohio Power Company (Series K)                                  6.00        06/01/16            336,086
      205  Public Service Electric & Gas Co. (Series MTN B)               5.00        01/01/13            201,844
      180  Texas Eastern Transmission                                     7.00        07/15/32            197,455
      315  Wisconsin Electric Power Co.                                   3.50        12/01/07            314,597
                                                                                                     ------------
                                                                                                        2,928,981
                                                                                                     ------------
           Electrical Products (0.1%)
      340  Cooper Industries, Inc.                                        5.25        11/15/12            340,198
                                                                                                     ------------
           Electronics/Appliances (0.1%)
      260  LG Electronics Inc. - 144A** (South Korea)                     5.00        06/17/10            258,352
                                                                                                     ------------
           Finance/Rental/Leasing (0.3%)
      280  Capmark Financial Group Inc. - 144A**                         5.875        05/10/12            251,616
      115  Capmark Financial Group Inc. - 144A**                          6.30        05/10/17             94,205
      290  CIT Group Inc. (Series MTN)                                    4.75        08/15/08            287,670
      310  Countrywide Home Loans, Inc. (Series L)                        3.25        05/21/08            294,671
      385  Nationwide Building Society - 144A** (United Kingdom)          4.25        02/01/10            378,017
                                                                                                     ------------
                                                                                                        1,306,179
                                                                                                     ------------
           Financial Conglomerates (0.5%)
    1,000  Associates Corp. of North America                              6.25        11/01/08          1,011,323
       55  Bank One Corp. (Series A)                                      6.00        02/17/09             55,538
       55  Brookfield Asset Management Inc. (Canada)                      5.80        04/25/17             55,023
      485  Chase Manhattan Corp.                                          6.00        02/15/09            489,682
      175  General Electric Capital Corp. (Series A)                      4.25        12/01/10            172,478
                                                                                                     ------------
                                                                                                        1,784,044
                                                                                                     ------------
           Food Retail (0.1%)
      330  Fred Meyer, Inc.                                               7.45        03/01/08            332,308
                                                                                                     ------------
           Food: Major Diversified (0.1%)
      170  ConAgra Foods, Inc.                                            7.00        10/01/28            180,738
      105  ConAgra Foods, Inc.                                            8.25        09/15/30            126,349
                                                                                                     ------------
                                                                                                          307,087
                                                                                                     ------------
           Gas Distributors (0.1%)
      285  NiSource Finance Corp.                                        6.064        11/23/09            284,029
                                                                                                     ------------
           Home Improvement Chains (0.1%)
      460  Home Depot Inc.                                               5.819        12/16/09            454,549
                                                                                                     ------------
           Household/Personal Care (0.1%)
      515  Clorox Co. (The)                                              5.828        12/14/07            515,411
                                                                                                     ------------
           Industrial Conglomerates (0.1%)

      295  Textron Financial Corp.                                       4.125        03/03/08            294,281
      180  Textron Financial Corp. (Series MTN)                          5.125        02/03/11            179,891
                                                                                                     ------------
                                                                                                          474,172
                                                                                                     ------------
           Insurance Brokers/Services (0.2%)
      700  Farmers Exchange Capital - 144A**                              7.05        07/15/28            713,663
                                                                                                     ------------
           Major Banks (0.5%)
      250  Bank of New York Co., Inc. (The) (Series BKN T)                3.80        02/01/08            249,302
      225  HSBC Finance Corp.                                             6.75        05/15/11            234,966
      250  Huntington National Bank (Series T)                           4.375        01/15/10            245,441
      555  MBNA Corp. (Series F)                                          5.79        05/05/08            556,402
      175  Popular North America, Inc. (Series F)                         5.65        04/15/09            176,094
      585  Unicredit Luxembourg Finance S.A. - 144A** (Luxembourg)       5.143        10/24/08            583,764
                                                                                                     ------------
                                                                                                        2,045,969
                                                                                                     ------------
           Major Telecommunications (0.5%)
      315  France Telecom S.A. (France)                                   8.50        03/01/31            413,964
      230  SBC Communications, Inc.                                       6.15        09/15/34            233,229
      110  Sprint Capital Corp.                                           8.75        03/15/32            125,769
      210  Telecom Italia Capital SA (Luxembourg)                         4.00        11/15/08            207,506
      200  Telecom Italia Capital SA (Luxembourg)                         4.00        01/15/10            195,540
      325  Telefonica Europe BV (Netherlands)                             8.25        09/15/30            400,139
      400  Verizon New England Inc.                                       6.50        09/15/11            416,006
                                                                                                     ------------
                                                                                                        1,992,153
                                                                                                     ------------
           Managed Health Care (0.1%)
      230  United Healthcare Group Inc.                                   5.66        03/02/09            229,857
      170  UnitedHealth Group Inc.                                       4.125        08/15/09            167,703
       30  WellPoint Inc.                                                 3.75        12/14/07             29,952
                                                                                                     ------------
                                                                                                          427,512
                                                                                                     ------------
           Media Conglomerates (0.2%)
      600  Time Warner, Inc.                                              5.73        11/13/09            596,787
      315  Viacom, Inc.                                                  6.875        04/30/36            320,631
                                                                                                     ------------
                                                                                                          917,418
                                                                                                     ------------
           Motor Vehicles (0.1%)
      175  DaimlerChrysler North American Holdings Co.                    8.50        01/18/31            222,993
                                                                                                     ------------
           Multi-Line Insurance (0.3%)
      740  AIG SunAmerica Global Financing VI - 144A**                    6.30        05/10/11            760,216
      290  American General Finance Corp. (Series MTN H)                 4.625        09/01/10            284,214
       20  American General Finance Corp. (Series MTN I)                 4.625        05/15/09             19,822
      195  Equitable Co.                                                  6.50        04/01/08            196,033
                                                                                                     ------------
                                                                                                        1,260,285
                                                                                                     ------------
           Oil & Gas Pipelines (0.1%)
      290  Plains All American Pipeline LP/PAA Finance Corp.              6.70        05/15/36            298,050
                                                                                                     ------------

           Oil Refining/Marketing (0.1%)
      245  Valero Energy Corp.                                            3.50        04/01/09            240,052
                                                                                                     ------------
           Other Metals/Minerals (0.1%)
      405  Brascan Corp. (Canada)                                        7.125        06/15/12            433,371
                                                                                                     ------------
           Property - Casualty Insurers (0.5%)
      660  Mantis Reef Ltd. - 144A** (Cayman Islands)                    4.692        11/14/08            657,334
      135  Platinum Underwriters Finance Inc. (Series B)                  7.50        06/01/17            144,252
      335  Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)     6.371        11/16/07            334,969
      630  Xlliac Global Funding - 144A**                                 4.80        08/10/10            623,110
                                                                                                     ------------
                                                                                                        1,759,665
                                                                                                     ------------
           Railroads (0.1%)
      210  Burlington Santa Fe Corp.                                     6.125        03/15/09            212,527
       95  Union Pacific Corp.                                           6.625        02/01/08             95,298
      150  Union Pacific Corp. (Series MTN E)                             6.79        11/09/07            150,028
                                                                                                     ------------
                                                                                                          457,853
                                                                                                     ------------
           Real Estate Development (0.2%)
      588  World Financial Properties - 144A**                            6.91        09/01/13            608,246
      317  World Financial Properties - 144A**                            6.95        09/01/13            328,370
                                                                                                     ------------
                                                                                                          936,616
                                                                                                     ------------
           Real Estate Investment Trusts (0.1%)
      465  iStar Financial Inc.                                          6.074        03/09/10            439,580
                                                                                                     ------------
           Regional Banks (0.2%)
      660  Marshall & Ilsley Bank (Series BKN T)                          3.80        02/08/08            657,565
                                                                                                     ------------
           Restaurants (0.1%)
      255  Tricon Global Restaurants, Inc.                               8.875        04/15/11            282,480
                                                                                                     ------------
           Savings Banks (0.5%)
       60  Household Finance Corp.                                       4.125        12/15/08             59,402
      175  Household Finance Corp.                                       5.875        02/01/09            176,779
      135  Household Finance Corp.                                       6.375        10/15/11            139,646
      255  Household Finance Corp.                                        6.40        06/17/08            256,732
      580  Sovereign Bancorp, Inc.                                        5.44        03/23/10            575,391
      200  Sovereign Bank (Series CD)                                     4.00        02/01/08            199,331
      290  Washington Mutual Bank                                         5.50        01/15/13            272,117
      225  Washington Mutual Inc.                                         8.25        04/01/10            236,395
                                                                                                     ------------
                                                                                                        1,915,793
                                                                                                     ------------
           Trucks/Construction/Farm Machinery (0.0%)
      110  Caterpillar Financial Services Corp. (Series F)               3.625        11/15/07            109,959
                                                                                                     ------------

           Wireless Telecommunications (0.1%)
      435  Vodafone Group PLC (United Kingdom)                           5.288        12/28/07            435,104
                                                                                                     ------------
           TOTAL CORPORATE BONDS
              (Cost $27,825,138)                                                                       27,533,197
                                                                                                     ------------
           U.S. GOVERNMENT OBLIGATIONS (7.2%)
           U.S. Treasury Bonds
    1,750  .........................................................      4.50        02/15/36          1,680,548
    8,550  .........................................................     5.375        02/15/31          9,266,071
      200  .........................................................     6.125        08/15/29            236,031
      225  .........................................................     6.375        08/15/27            270,053
    4,855  .........................................................     8.125    08/15/19-08/15/21     6,475,513
           U.S. Treasury Notes
    1,750  .........................................................     3.125        04/15/09          1,730,451
    1,000  .........................................................      3.50        08/15/09            992,813
    4,755  .........................................................      4.25           +++            4,770,035
    4,190  U.S. Treasury Strips                                           0.00        08/15/20          2,267,305
                                                                                                     ------------
           TOTAL U.S. GOVERNMENT OBLIGATIONS
              (Cost $26,612,416)                                                                       27,688,820
                                                                                                     ------------
           MORTGAGE-BACKED SECURITIES (7.1%)
           Federal Home Loan Mortgage Corp. (ARM)
      581  .........................................................     5.625        04/01/37            586,731
      852  .........................................................     5.727        01/01/37            861,831
           Federal Home Loan Mortgage Corp. Gold
      119  .........................................................      6.50        01/01/31            122,986
      337  .........................................................      7.50    08/01/11-06/01/32       314,137
           Federal National Mortgage Assoc.
      491  .........................................................      6.50        07/01/32            505,263
    1,044  .........................................................     6.929        03/01/36          1,059,538
      956  .........................................................     6.995        03/01/36            969,637
    2,221  .........................................................      7.00    05/01/12-11/01/36     2,326,655
      450  .........................................................      7.00           ++               466,172
      870  .........................................................      7.42        05/01/36            890,842
    1,040  .........................................................      7.44        05/01/36          1,060,115
    1,414  .........................................................      7.46        04/01/36          1,441,594
      789  .........................................................     7.467        07/01/36            804,551
    1,599  .........................................................      7.50    08/01/23-09/01/35     1,693,539
      545  .........................................................      8.00    05/01/25-02/01/32       574,691
        8  .........................................................      9.50        12/01/20              8,393

           Federal National Mortgage Assoc. (ARM)
      574  .........................................................     5.994         04/01/37           587,968
       96  .........................................................      6.50         08/01/32            99,060
      219  .........................................................     6.889         07/01/33           223,789
    2,267  .........................................................     6.921         01/01/36         2,299,889
    1,128  .........................................................      6.95         10/01/35         1,157,151
    1,011  .........................................................     6.956         11/01/35         1,036,930
    1,143  .........................................................     6.963         12/01/35         1,172,104
    2,207  .........................................................     6.918         01/01/36         2,238,995
    2,222  .........................................................     7.393         04/01/36         2,265,150
    1,125  .........................................................     7.406         05/01/36         1,143,150
    1,140  .........................................................     7.475         07/01/36         1,158,557
       95  Federal National Mortgage Assoc. (Dwarf)                       7.00    07/01/11-06/01/12        98,062
           Government National Mortgage Assoc.
      110  .........................................................      7.50    09/15/25-06/15/27       116,071
       90  .........................................................      8.00    04/15/26-07/15/26        96,324
                                                                                                     ------------
           TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $27,528,005)                                                                       27,379,875
                                                                                                     ------------
           ASSET-BACKED SECURITIES (4.3%)
      693  Alliance Bancorp Trust - 2007-0A1A1                           5.113        07/25/37            683,826
      399  Banc of America Securities Auto Trust 2005-WF1 A3              3.99        08/18/09            397,877
      389  Capital Auto Receivables Asset Trust 2005-1 A4                 4.05        07/15/09            387,639
      975  Capital Auto Receivables Asset Trust 2006-2 A3A                4.98        05/15/11            977,026
      250  Capital Auto Receivables Asset Trust 2006-SN1A A3 144A**       5.15        10/20/09            250,303
      875  Capital Auto Receivables Assets Trust 2007-SN1 Class A3B       5.15        07/15/10            872,114
       55  Caterpillar Financial Asset Trust 2005-A A3                    3.90        02/25/09             54,777
      375  Caterpillar Financial Asset Trust 2006-A A3 144A**             5.57        05/25/10            376,829
       32  CIT Equipment Collateral 2004-EF1 A3                           3.50        09/20/08             31,570
      825  Citibank Credit Card Issuance Trust 2007 - A1 A1               5.20        03/22/12            822,538
      525  Citibank Credit Card Issuance Trust 2007-A8 Class A8           5.65        09/20/19            529,877
      170  CNH Equipment Trust 2005-A A3                                  4.02        04/15/09            169,698
      716  CNH Equipment Trust 2005-B A3                                  4.27        01/15/10            714,670
      265  DaimlerChrysler Auto Trust 2005-B A3                           4.04        09/08/09            264,464
       49  Ford Credit Auto Owner Trust 2005-B A3                         4.17        01/15/09             48,937
      541  Ford Credit Auto Owner Trust 2006-A A3                         5.05        03/15/10            540,853
      769  GE Equipment Small Ticket LLC 2005-2A A3 - 144A*               4.88        10/22/09            768,979
      250  GS Auto Loan Trust  2006-1 A3                                  5.37        12/15/10            250,926
      150  Harley Davidson Motorcycle Trust 2005-3 A2                     4.41        06/15/12            149,226
    1,161  Harley-Davidson Motorcycle Trust 2005-1 A2                     3.76        12/17/12          1,147,850
      775  Harley-Davidson Motorcycle Trust 2005-2 A2                     4.07        02/15/12            769,750

      650  Hertz Vehicle Financing LLC 2005-2A A2 - 144A*                 4.93        02/25/10            650,516
      107  Honda Auto Receivables Owner Trust 2005-2 A3                   3.93        01/15/09            106,720
      343  Honda Auto Receivables Owner Trust 2005-3 A3                   3.87        04/20/09            341,880
      694  Honda Auto Receivables Owner Trust 2005-6 A3                   4.85        10/19/09            693,228
      338  Hyundai Auto Receivables Trust 2005-A A3                       3.98        11/16/09            335,956
      150  Lehman XS Trust 2006-16N M2                                   5.273        11/25/46            127,702
      290  MBNA Master Credit Card Trust 1999-B A                         5.90        08/15/11            294,566
      411  Merrill Auto Trust Securitization 2005-1 A3                    4.10        08/25/09            409,591
      438  National City Auto Receivables Trust 2004-A A4                 2.88        05/15/11            432,829
      458  Nissan Auto Receivables Owner Trust 2005-B A3                  3.99        07/15/09            456,134
      250  TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2        4.81        11/17/14            249,453
      733  USAA Auto Owner Trust 2004-2 A-4                               3.58        02/15/11            730,033
      167  USAA Auto Owner Trust 2005-1 A3                                3.90        07/15/09            167,069
      521  Volkswagen Auto Loan Enhanced Trust 2005-1 A3                  4.80        07/20/09            520,267
      214  Wachovia Auto Owner Trust 2005-A A3                            4.06        09/21/09            212,857
      688  Wachovia Auto Owner Trust 2005-B A3                            4.79        04/20/10            687,152
                                                                                                     ------------
           TOTAL ASSET-BACKED SECURITIES
              (Cost $16,646,630)                                                                       16,625,682
                                                                                                     ------------
           COLLATERALIZED MORTGAGE OBLIGATIONS (4.8%)
           U.S. Government Agencies (1.0%)
      637  Federal Home Loan Mortgage Corp. Whole Loan 2005-S001 2A2     5.023        09/25/45            632,013
    1,059  Federal National Mortgage Assoc. 2006-118 A2                  4.933        12/25/36          1,051,545
      912  Federal National Mortgage Assoc. 2006-28 1A1                  4.983        03/25/36            908,312
    2,142  Federal National Mortgage Assoc. 2005-68 XI (IO)               6.00        08/25/35            717,714
   10,652  Federal National Mortgage Assoc. 2006-28 1P (IO)               1.83        03/25/36            252,977
    9,410  Federal National Mortgage Assoc. 2006-59 IP (IO)              2.273        07/25/36            341,100
                                                                                                     ------------
                                                                                                        3,903,661
                                                                                                     ------------
           Private Issues (3.8%)
      638  Adjustable Rate Mortgage Trust - 2005-6A 2A1                  5.183        11/25/35+           630,242
      585  American Home Mortgage Assets - 2007-5 A2                     5.113        06/25/47            555,790
      390  American Home Mortgage Assets 2007-5 A3                       5.173        06/25/47            365,389
      855  American Home Mortgage Investment Trust - 2007-1 GA1C         5.063        05/25/47            837,277
      574  American Home Mortgage Assets 2006-5                          5.903        11/25/46            555,668
      300  American Home Mortgage Investment  Trust- 2006-1              5.253        03/25/46            248,613
      603  Bear Stearns Mortgae Fuding Trust Ser 2006-AR4 A1             5.083        12/25/36            592,608
      706  Bear Stearns Mortgage Funding Trust 2006-AR5                  5.083        12/25/36            690,062
      608  Bear Stearns Mortgage Funding Trust 2006-AR5 1A1              5.033        12/25/36            599,333
      602  Bear Stearns Mortgage Funding Trust 2007-AR1 1A2              5.083        01/25/37            585,163
    3,119  Countrywide Alternative Loan Trust 2004-25                    1.406        02/25/35             65,294
      574  Countrywide Alternative Loan Trust 2005-56                    6.433        11/25/35            573,327

    3,664  Countrywide Alternative Loan Trust 2006-OA17                  1.276        12/20/46            170,596
      377  Countrywide Alternative Loan Trust 2006-OA17                  5.298        12/20/46            355,627
      266  Countrywide Alternative Loan Trust 2006-OA21                  5.278        03/20/47            249,972
    4,859  Countrywide Alternative Loan Trust - 2006-0A21                 1.53        03/20/47            255,645
      926  Countrywide Alternative Loan Trust 2007-0A8                   5.361        06/25/47            894,864
      614  Countrywide Alternative Loan Trust 2007-OA10                  5.123        09/25/47            603,342
      603  DSLA Mortgage Loan Trust 2007-AR1 2A1A                        5.161        04/19/38            591,072
    1,282  GS Mortgage Securities Corp. 2006-0A1R A                       2.37        08/25/35             44,671
      832  Harborview Mortgage Loan Trust 2006-14 2A1A                   5.171        03/19/38            814,974
      148  Harborview Mortgage Loan Trust 2005-16 B2                     5.721        01/19/36            129,744
      200  Harborview Mortgage Loan Trust 2006-SB1 M1                    5.401        12/19/36            162,180
      325  Mastr Adjustable Rate Mortgages Trust                         5.723        05/25/47            195,000
      670  Residential Accredit Loans, Inc. 2007-Q03 A3                  5.133        03/25/47            631,848
      340  Residential Accredit Loans, Inc. 2007-QO4 A1                  5.073        05/25/47            333,179
      534  Residential Accredit Loans, Inc. 2007-QO4 A2                  5.133        05/25/47            520,088
      315  Residential Accredit Loans, Inc. 2007-QO4 A3                  5.173        05/25/47            299,245
      563  Structured Adjustable Rate Mortgage TG 2005-16XS              5.213        08/25/35            552,704
      225  Structured Asset Mortgage Investment 2006-AR7                 5.243        08/25/36            195,766
      449  Wamu Mortgage Pass-Through Certificates 2005-AR13             6.383        10/25/45            445,109
      953  Wamu Mortgage Pass-Through Certificates 2007-OA6 CA1B         5.103        07/25/47            926,642
                                                                                                     ------------
           TOTAL PRIVATE ISSUES                                                                        14,671,034
                                                                                                     ------------
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (Cost $18,463,173)                                                                       18,574,695
                                                                                                     ------------

NUMBER OF
CONTRACTS
---------
           PUT OPTIONS PURCHASED (0.0%)
      168  90 day Euro $ December/2007 @ $94.75                                                               838
      103  90 day Euro $ March/2008 @ $94.50                                                                  256
                                                                                                     ------------
           TOTAL PUT OPTIONS PURCHASED
              (Cost $16,985)                                                                                1,094
                                                                                                     ------------

NUMBER OF
  SHARES
  (000)
---------
           SHORT-TERM INVESTMENTS (2.7%)
           Investment Company (c) (2.5%)
    9,541  Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class
              (Cost $9,541,369)                                                                         9,541,369
                                                                                                     ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           U.S. Government Obligation (b) (0.2%)
$     650  U.S. Treasury Bill*** 4.845% due 01/10/08
              (Cost $643,876)                                                                             643,876
                                                                                                     ------------
           TOTAL SHORT-TERM INVESTMENTS
              (Cost $10,185,245)                                                                       10,185,245
                                                                                                     ------------
           TOTAL INVESTMENTS
              (Cost $348,788,887)(d)(e)                                                       101.4%  391,124,471
           LIABILITIES IN EXCESS OF OTHER ASSETS                                               (1.4)   (5,221,089)
                                                                                              -----  ------------
           NET ASSETS                                                                         100.0% $385,903,382
                                                                                              =====  ============

ADR  American Depositary Receipt.

ARM  Adjustable Rate Mortgage.

BKN  Bank Note.

IO   Interest Only Security.

MTN  Medium Term Note.

*    Non-income producing security.

**   Resale is restricted to qualified institutional investors.

*** This security has been physically segregated in connection with open futures contracts in the amount of $135,658.

+ Floating rate security; rate shown is the rate in effect at October 31, 2007.

++ Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

+++  Security purchased on a forward commitment basis.

(a) A security with a total market value equal to $0 have been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(b) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(c) The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $212,230 for the period ended October 31, 2007.

(d) Securities have been designated as collateral in an amount equal to $79,224,185 in connection with open futures contracts, securities purchased on a forward commitment basis and open swap contracts.

(e) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

CREDIT DEFAULT SWAP CONTRACTS OPENED AT OCTOBER 31, 2007:

                                                    NOTIONAL  PAY/RECEIVE                       UNREALIZED
         SWAP COUNTERPARTY AND           BUY/SELL    AMOUNT      FIXED        TERMINATION      APPRECIATION
         REFERENCE OBLIGATION           PROTECTION  (000'S)       RATE            DATE        (DEPRECIATION)
--------------------------------------  ----------  --------  -----------  -----------------  --------------
Goldman Sachs International
Hartford Financial Services Group Inc.      Buy       $650        0.12%    December 20, 2011     $ 3,734
Goldman Sachs International
Motorola, Inc.                              Buy        220        0.15     December 20, 2011       1,198
Goldman Sachs International
Motorola, Inc.                              Buy        450       0.157     December 20, 2011       2,331
Goldman Sachs International
Union Pacific Corporation                   Buy        325        0.20     December 20, 2011         334
Goldman Sachs International
Chubb Corp                                  Buy        650        0.10       March 20, 2012        3,404
Goldman Sachs International
Dell Inc                                    Buy        330        0.22       March 20, 2012         (291)
Citibank, N.A. New York
Covidien Ltd.                               Buy        133        0.43       March 20, 2012         (722)
Citibank, N.A. New York
Covidien Ltd.                               Buy        260        0.43       March 20, 2012       (1,408)
Citibank, N.A. New York
Tyco Electronics                            Buy        133        0.43       March 20, 2012         (197)
Citibank, N.A. New York
Tyco Electronics                            Buy        260        0.43       March 20, 2012         (385)
Citibank, N.A. New York
Tyco International                          Buy        133        0.43       March 20, 2012         (198)
Citibank, N.A. New York
Tyco International                          Buy        260        0.43       March 20, 2012         (385)
JPMorgan Chase & Co.
Belo Corp                                   Buy        115        1.18       June 20, 2014         3,415
JPMorgan Chase & Co.
Belo Corp                                   Buy        330        1.30       June 20, 2014         7,674
                                                                                                 -------
                                        NET UNREALIZED APPRECIATION.........................     $18,504
                                                                                                 =======

INTEREST RATE SWAP CONTRACTS OPENED AT OCTOBER 31, 2007:

                         NOTIONAL         PAYMENTS                                                                  UNREALIZED
                          AMOUNT          RECEIVED                 PAYMENTS                  TERMINATION           APPRECIATION
     COUNTERPARTY        (000'S)           BY FUND              MADE BY FUND +                  DATE              (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------

Citibank, N.A.           $8,500       Fixed Rate 5.337%      Floating Rate 5.498%            May 24, 2017             $159,290
JPMorgan Chase & Co.      8,500       Fixed Rate 5.34        Floating Rate 5.498             May 24, 2017              160,820
Deutsche Bank             3,600       Fixed Rate 5.388       Floating Rate 5.505             May 25, 2017               81,396
JPMorgan Chase & Co.      4,300       Fixed Rate 5.448       Floating Rate 5.36              May 29, 2017              116,186
Citibank, N.A.            3,500       Fixed Rate 5.448       Floating Rate 5.36             August 9, 2017              95,060
JPMorgan Chase & Co.      3,900       Fixed Rate 5.088       Floating Rate 5.725          September 11, 2017            (6,396)
Citibank, N.A.            7,000       Fixed Rate 5.238       Floating Rate 5.20           September 27, 2017            73,010
                                                                                                                      --------

                     NET UNREALIZED APPRECIATION............................................................          $679,366
                                                                                                                      ========


 + Floating rate represents USD - 3 months LIBOR

FUTURES CONTRACTS OPEN AT OCTOBER 31, 2007:

                                                                UNREALIZED
NUMBER OF  LONG/     DESCRIPTION, DELIVERY   UNDERLYING FACE   APPRECIATION
CONTRACTS  SHORT        MONTH AND YEAR       AMOUNT AT VALUE  (DEPRECIATION)
---------  -----  -------------------------  ---------------  --------------
   190      Long  US Treasury Notes 5 Year
                        December 2007          $20,395,312      $ 139,186
    25      Long  US Treasury Notes 2 Year
                        December 2007            5,117,734          6,213
    20      Long       90 Day Euro $,
                        December 2007            4,762,500         17,327
    13      Long       90 Day Euro $,
                          June 2009              3,105,700        (1,071)
    11      Long       90 Day Euro $,
                         March 2009              2,630,513         15,305
    10      Long       90 Day Euro $,
                        December 2008            2,392,500         13,914
    10      Long       90 Day Euro $,
                       September 2008            2,392,250         13,164
     9      Long       90 Day Euro $,
                          June 2008              2,151,450         10,722
     5      Long       90 Day Euro $,
                         March 2008              1,193,813          5,582
     1     Short       90 Day Euro $,
                          June 2010                238,012            (65)
     3     Short       90 Day Euro $,
                         March 2010                714,600           (233)
     6     Short       90 Day Euro $,
                        December 2009            1,430,400         (1,489)
     7     Short       90 Day Euro $,
                       September 2009            1,670,550         (1,638)
    74     Short  US Treasury Notes 10 Year
                        December 2007            8,141,157        (51,845)
   155     Short  US Treasury Bonds 20 Year
                        December 2007           17,452,031       (191,666)
                                                                ---------
                  NET UNREALIZED DEPRECIATION...............    $ (26,594)
                                                                =========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Balanced Fund


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 20, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 20, 2007


/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 20, 2007


                                       3